Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 1,701	$ 1,451
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,634	1,380
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 67	$ 71